PIMCO Funds

Supplement Dated May 18, 2015 to the

Equity-Related Strategy Funds Prospectus, dated July 31, 2014,

as supplemented from time to time

Disclosure Related to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (the “Funds”)

IMPORTANT NOTICE REGARDING CHANGES IN THE FUNDS’

PRINCIPAL INVESTMENT STRATEGIES

Effective immediately, each of the sixth sentence of the eighth paragraph in the Principal Investment Strategies for the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS Fund and PIMCO RAE Fundamental PLUS Small Fund, the seventh sentence of the fourth paragraph in the Principal Investment Strategies for the PIMCO StocksPLUS® Absolute Return Fund, and the eighth sentence of the third paragraph in the Principal Investment Strategies for the PIMCO StocksPLUS® Short Fund is deleted in its entirety and replaced with the following:

The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. The Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets.

In addition, effective immediately, the sixth sentence of the eighth paragraph in the Principal Investment Strategies for each of the PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund and PIMCO RAE Low Volatility PLUS International Fund is deleted in its entirety and replaced with the following:

With respect to the AR Bond Alpha Strategy, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets.

In addition, effective immediately, the sixth sentence of the eighth paragraph in the Principal Investment Strategies for the PIMCO RAE Worldwide Fundamental Advantage PLUS Fund is deleted in its entirety and replaced with the following:

With respect to the AR Bond Alpha Strategy, the Fund will normally limit its foreign currency exposure from non-U.S. dollar-denominated Fixed Income Instruments to 35% of its total assets, but may gain foreign currency exposure beyond this limit through other securities and instruments. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its exposure (from non-U.S. dollar-denominated Fixed Income Instruments) to each non-U.S. currency to 10% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets.

In addition, effective immediately, the seventh sentence of the fourth paragraph in the Principal Investment Strategies for each of the PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) and PIMCO StocksPLUS® Small Fund is deleted in its entirety and replaced with the following:

With respect to the Fund’s fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the Fund’s fixed income investments, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the Fund’s fixed income investments, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated May 18, 2015 to the

PIMCO RAE Worldwide Long/Short PLUS Fund Prospectus,

dated November 7, 2014, as supplemented from time to time

Disclosure Related to the PIMCO RAE Worldwide Long/Short PLUS Fund (the “Fund”)

IMPORTANT NOTICE REGARDING CHANGES IN THE FUND’S

PRINCIPAL INVESTMENT STRATEGIES

Effective immediately, the sixth sentence of the ninth paragraph in the Fund’s Principal Investment Strategies is deleted in its entirety and replaced with the following:

With respect to the AR Bond Alpha Strategy, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement dated May 18, 2015 to the

Statement of Additional Information dated July 31, 2014,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund, PIMCO RAE Worldwide Long/Short PLUS Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (the “Funds”)

Effective immediately, the first paragraph in the “Investment Restrictions—Non-Fundamental Investment Restrictions—Currency Hedging” section in the SAI is deleted in its entirety and replaced with the following:

The Trust has adopted a non-fundamental policy pursuant to which each Fund that may invest in securities denominated in foreign currencies, except for the PIMCO Capital Securities and Financials Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Convertible Fund, PIMCO Diversified Income Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO Emerging Local Bond Fund, PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Currency Fund, PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO Floating Income Fund, PIMCO Foreign Bond Fund (Unhedged), PIMCO Global Advantage® Strategy Bond Fund, PIMCO Global Bond Fund (Unhedged), PIMCO Global Multi-Asset Fund, PIMCO Income Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Short Fund, PIMCO StocksPLUS® Small Fund, PIMCO RealPathTM Income Fund, PIMCO RealPathTM 2020 Fund, PIMCO RealPathTM 2030 Fund, PIMCO RealPathTM 2040 Fund, PIMCO RealPathTM 2050 Fund, PIMCO RealPathTM 2055 Fund, PIMCO Senior Floating Rate Fund, PIMCO Tax Managed Real Return Fund, PIMCO Total Return Fund IV, PIMCO TRENDS Managed Futures Strategy Fund, PIMCO Unconstrained Bond Fund, PIMCO Unconstrained Tax Managed Bond Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. In addition:

•	The PIMCO Multi-Strategy Alternative Fund and PIMCO TRENDS Managed Futures Strategy Fund may each obtain foreign currency exposure without limitation.

•	The PIMCO Emerging Markets Full Spectrum Bond Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20%-80% of its total assets.

•

Each of the PIMCO Unconstrained Bond Fund and PIMCO Unconstrained Tax Managed Bond Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets.

•

Each of the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO StocksPLUS® Absolute Return Fund and PIMCO StocksPLUS® Short Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. In addition, each of these Funds will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S.

currency to 10% of its total assets. Further, each of these Funds will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets.

•

With respect to the AR Bond Alpha Strategy (as defined in the Prospectus), each of the PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. In addition, with respect to the AR Bond Alpha Strategy, each of these Funds will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. Further, with respect to the AR Bond Alpha Strategy, each of these Funds will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets.

•

With respect to the AR Bond Alpha Strategy, the PIMCO RAE Worldwide Fundamental Advantage PLUS Fund will normally limit its foreign currency exposure from non-U.S. dollar-denominated Fixed Income Instruments to 35% of its total assets, but may gain foreign currency exposure beyond this limit through other securities and instruments. In addition, with respect to the AR Bond Alpha Strategy, the PIMCO RAE Worldwide Fundamental Advantage PLUS Fund will normally limit its exposure (from non-U.S. dollar-denominated Fixed Income Instruments) to each non-U.S. currency to 10% of its total assets. Further, with respect to the AR Bond Alpha Strategy, the PIMCO RAE Worldwide Fundamental Advantage PLUS Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets.

•

With respect to its fixed income investments, each of the PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) and PIMCO StocksPLUS® Small Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. In addition, with respect to its fixed income investments, each of these Funds will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. Further, with respect to its fixed income investments, each of these Funds will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets.

•	The PIMCO Inflation Response Multi-Asset Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 25% of its total assets.

•

Each of the PIMCO Capital Securities and Financials Fund, PIMCO CommoditiesPLUS® Strategy Fund and PIMCO Income Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets.

•	The PIMCO High Yield Spectrum Fund will normally limit its currency exposure to within 10% (plus or minus) of the Fund’s benchmark index.

•	The PIMCO Senior Floating Rate Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets.

•	The PIMCO Tax Managed Real Return Fund will normally limit its non-U.S. dollar-denominated securities exposure to 5% of its total assets.

•	The PIMCO Total Return Fund IV will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets.

There can be no assurance that currency hedging techniques will be successful. All percentage limitations described in this paragraph are considered Elective Investment Restrictions (as defined below) for purposes of a Fund’s acquisition through a Voluntary Action (as defined below).

Investors Should Retain This Supplement for Future Reference

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